Related Party Transactions And Balances	12 Months Ended
Sep. 30, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 10 — RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties:

Name	Relationship with the Company
Mr. Haogang Yang	Director of the Company
Mr. Yuchao Lu	Directly holds a 5.05% equity interest in the Company
Lianyungang Zongteng Film Studio	Controlled by Mr. Yuchao Lu
Mori Enterprise Management (Beijing) Partnership	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd.	Controlled by Mr. Haogang Yang
Ms. Yang Li	Finance Controller of the Company
Moxing Shangxing (Beijing) Technology Co., Ltd	Controlled by Mr. Jianru Yang
Mr. Jianru Yang	Business Development Director of the Company
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”)	Ms. Yang Li is the Finance Controller of Mofy Hainan

Transactions with related parties

	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Revenue earned from related parties	$	$	$
Mofy Filming (Hainan) Co., Ltd.	—	—	1,439,596
Moxing Shangxing (Beijing) Technology Co., Ltd(a)	—	—	1,208,397
	—	—	2,647,993
Service fees charged by related party
Lianyungang Zongteng Film Studio	$—	$—	$10,808

Balances with related parties

As of September 30, 2024 and 2023, the balances with related parties were as follows:

	As of September 30,
	2024	2023
	US$	US$
Due to a related party
Mr. Haogang Yang	$50,380	$—

Due from related parties
Qi Fei Shanghai Technology Co., Ltd.	$142	$—
Mori Enterprise Management (Beijing) Partnership	19,523	—

(a)	As of September 30, 2024, the balance of Mr. Haogang Yang showed that the amount for reimbursement of expenses was $30,213 (RMB 212,023), and the amount of payroll payables was $20,167 (RMB 141,520).

(b)	As of September 30, 2024, the balance of Mori Enterprise Management (Beijing) Partnership $19,523 (RMB 137,000) and Qi Fei Shanghai Technology Co., Ltd. $142 (RMB 1,000) represented interest-free loan for working capital purpose.